Summary of significant accounting policies - Loss per share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of significant accounting policies
Net loss attributable to the Company - basic		$ (23,925,173)	$ (6,533,987)	$ (17,531,647)
Net loss attributable to the Company - diluted		$ (23,925,173)	$ (6,533,987)	$ (17,531,647)
Basic loss per Ordinary Share	[1]	$ (70.43)	$ (84.84)	$ (1,003.41)
Diluted loss per Ordinary Share	[1]	$ (70.43)	$ (84.84)	$ (1,003.41)
Weighted average number of Class A Ordinary Shares outstanding - Basic	[1]	339,699	77,016	17,472
Weighted average number of Class A Ordinary Shares outstanding - Diluted	[1]	339,699	77,016	17,472

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026 and the 1-for-5 reverse share split effected on August 21, 2026